Financial Instruments and Fair Value Disclosures	9 Months Ended
Dec. 31, 2021
Financial Instruments and Fair Value Disclosures
Financial Instruments and Fair Value Disclosures

9. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For 2021, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

From April 15, 2021
Charterer	through December 31, 2021
A	35%
B	32%
C	26%

Fair value of assets and liabilities: The carrying values of financial assets reflected in the accompanying consolidated balance sheet, approximate their respective fair values due to the short-term nature of these financial instruments.

On November 29, 2021, DSI contributed to OceanPal three vessels having a fair value of $46,040 determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Notes 3 (c) and 4).